As filed with the Securities and Exchange Commission on May 24, 2011

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-22335)

Evermore Funds Trust
(Exact name of registrant as specified in charter)

89 Summit Avenue
3rd Floor
Summit, New Jersey 07901
(Address of principal executive offices) (Zip code)

Eric LeGoff
Evermore Funds Trust
89 Summit Avenue
3rd Floor
Summit, New Jersey 07901
(Name and address of agent for service)

(908) 378-2882
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  March 31, 2011

Item 1. Schedule of Investments.

Evermore Global Value Fund

SCHEDULE OF INVESTMENTS at March 31, 2011 (Unaudited)

Shares		Value
COMMON STOCKS - 59.1%
Automobiles - 1.2%
73,600	Fiat SPA (Italy)	$665,183

Beverages - 1.3%
8,810	Coca-Cola FEMSA - ADR (Mexico)1	678,282

Broadcasting - 1.0%
19,000	ProSiebenSat.1 Media AG (Germany)	554,813

Cable & Satellite - 3.8%
40,900	Charter Communications, Inc. - Class A (United States)*	2,070,767

Capital Markets - 1.9%
259,898	LaBranche & Co., Inc. (United States)*1	1,021,399

Commercial Banks - 0.6%
320,000	Lloyds Banking Group PLC (United Kingdom)*	297,347

Communications Equipment - 4.0%
69,900	DMT SPA (Italy)*1	2,161,150

Diversified Financial Services - 2.4%
13,060	CIT Group, Inc. (United States)*1	555,703
94,123	RHJ International SA (Belgium)*	759,625
		1,315,328
Exploration & Production - 1.7%
383,900	Pulse Seismic, Inc. (Canada)*	926,587

Household Durables: 2.0%
72,200	Retail Holdings NV (Netherlands)2	1,101,050

Industrial Conglomerates - 9.5%
4,902	Bollore SA (France)	1,140,285
33,200	EXOR SPA (Italy)	1,019,701
63,250	Justice Holdings Ltd. (United Kingdom)*	1,001,979
95,710	Orkla ASA (Norway)	927,120
7,834	Siemens AG (Germany)	1,071,597
		5,160,682
Insurance - 4.2%
95,300	Genworth Financial, Inc. (United States)*	1,282,738
462,784	Old Mutual PLC (United Kingdom)	1,008,221
		2,290,959
Internet Software & Services - 1.2%
121,228	ModusLink Global Solutions, Inc. (United States)	661,905

Machinery - 4.3%
101,900	Fiat Industrial SPA (Italy)*	1,462,894
36,100	Scania AB (Sweden)	836,842
		2,299,736
Media - 12.2%
409,200	Constantin Medien AG (Germany)*	1,333,806
442,859	Promotora de Informaciones SA - Class B - ADR (Spain)*	5,283,309
		6,617,115
Movies & Entertainment - 1.0%
81,303	Highlight Communications AG (Switzerland)*	550,301

Shipping & Logistics - 6.8%
86	A.P. Moller-Maersk A/S - Class B (Denmark)	807,112
3,050,995	SeaCo Ltd. (United Kingdom)*2	2,074,676
30,394	TNT NV (Netherlands)	780,426
		3,662,214

TOTAL COMMON STOCKS
(Cost $28,300,041)		32,034,818

PARTNERSHIPS & TRUSTS - 6.4%
Real Estate Investment Trust - 6.4%
62,843	General Growth Properties, Inc. (United States)	972,810
272,600	iStar Financial, Inc. (United States)*1	2,502,468
		3,475,278
TOTAL PARTNERSHIPS & TRUSTS
(Cost $2,701,877)		3,475,278

WARRANTS - 9.8%
Consumer Finance - 1.0%
25,833	Capital One Financial Corp.,
	Expiration: November, 2018, Exercise Price $42.13 (United States)*	558,251

Diversified Financial Services - 1.6%
55,300	Bank of America Corp.,
	Expiration: January, 2019, Exercise Price: $13.30 (United States)*	424,151
27,150	JPMorgan Chase & Co.,
	Expiration: October, 2018, Exercise Price: $42.42 (United States)*	455,577
		879,728
Insurance - 0.7%
19,800	Hartford Financial Services Group, Inc.,
	Expiration: June, 2019, Exercise Price $9.77 (United States)*	363,132
Media - 6.5%
5,597,748	Promotora de Informaciones SA - Class A,
	Expiration: June, 2014, Exercise Price: $2.00 (Spain)*	3,490,566

TOTAL WARRANTS
(Cost $4,400,480)		5,291,677

Principal Amount
CORPORATE BONDS - 7.0%
Commercial Banks - 2.2%

$600,000		LBG Capital No. 2 PLC,
		15.000%, 12/21/2019 (United Kingdom)	1,175,562

Hotels, Restaurants & Leisure - 0.8%
83,000		Punch Taverns Finance B,
		6.962%, 06/30/2028 (United Kingdom)	74,125
353,000		Punch Taverns Finance Notes,
		8.374%, 07/15/2029 (United Kingdom)	359,320
			433,445
Insurance - 4.0%
1,300,000		American International Group, Inc.,
		8.625%, 05/22/2038 (United States)3	2,184,532

TOTAL CORPORATE BONDS
(Cost $3,190,432)			3,793,539

Contracts (100 shares per contract)
CALL OPTION PURCHASED - 0.2%
Investment Company - 0.2%
494		CBOE Volatility Index,
		Expiration: May, 2011, Exercise Price: $21.00 (United States)	111,150

TOTAL CALL OPTION PURCHASED
(Cost $158,581)			111,150

Shares
SHORT-TERM INVESTMENT - 16.8%
Money Market Fund - 16.8%
9,081,942		Invesco Liquid Assets Portfolio - Institutional Class, 0.161%4	9,081,942

TOTAL SHORT-TERM INVESTMENT
(Cost $9,081,942)			9,081,942

TOTAL INVESTMENTS IN SECURITIES - 99.3%
(Cost $47,833,353)			53,788,404
Other Assets in Excess of Liabilities - 0.7%			365,630
TOTAL NET ASSETS - 100.0%			$54,154,034

	ADR	American Depository Receipt
	*	Non-income producing security
	1	All or a portion of this security was segregated as collateral for forward currency contracts.
	2	Illiquid securities represent 5.9% of total net assets as of March 31, 2011.
	3	Restricted security represents 4.0% of total net assets as of March 31, 2011.
	4	7-day yield as of March 31, 2011.

	Country	Percent of Net Assets
	United States	24.3%
	Spain	16.2%
	United Kingdom	11.1%
	Italy	9.8%
	Germany	5.5%
	Netherlands	3.5%
	France	2.1%
	Norway	1.7%
	Canada	1.7%
	Denmark	1.5%
	Sweden	1.5%
	Belgium	1.4%
	Mexico	1.3%
	Switzerland	1.0%
	Australia#	(0.5%)
	Cash & Equivalents^	17.9%
	Total	100.0%

	# Security sold short.
		^ Includes money market fund and other assets in excess of liabilities.

Evermore Global Value Fund

SCHEDULE OF SECURITY SOLD SHORT at March 31, 2011 (Unaudited)

Shares		Value
2,800	BHP Billiton Ltd. (Australia)	$268,464

TOTAL SECURITY SOLD SHORT
(Proceeds $247,163)		$268,464

The cost basis of investments for federal income tax purposes at March 31, 2011 was as follows+:

	Cost of investments	$48,110,488
	Gross unrealized appreciation	6,919,405
	Gross unrealized depreciation	(1,509,953)
	Net unrealized appreciation	$5,409,452

+ Because tax adjustments are calculated annually, the above table includes the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Exposure at March 31, 2011 (Unaudited)
The Evermore Global Value Fund (the "Fund") has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical asset or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instruments on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2011:

	Level 1	Level 2	Level 3	Total
Common Stocks^	$32,034,818	$-	$-	$32,034,818
Partnerships & Trusts^	3,475,278	-	-	3,475,278
Warrants^	5,291,677	-	-	5,291,677
Corporate Bonds^	-	3,793,539	-	3,793,539
Call Option Purchased^	111,150	-	-	111,150
Short-Term Investment	9,081,942	-	-	9,081,942
Total Investments in Securities	$49,994,865	$3,793,539	$-	$53,788,404

Security Sold Short	$268,464	$-	$-	$268,464

Forward Currency Contracts
Unrealized appreciation	$-	$87,153	$-	$87,153
Unrealized depreciation	-	(416,245)	-	(416,245)
Total investments in Forward Currency Contracts	$-	$(329,092)	$-	$(329,092)

^ See schedule of investments for industry breakout.
# Other Financial Instruments are derivative instruments (forward currency contracts), which are valued at the unrealized appreciation (depreciation) on the investments.

Level 3 Reconciliation Disclosure
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Balance as of 12/31/2010
Accrued discounts/premiums				$5,185
Realized gain (loss)				-
Change in unrealized appreciation (depreciation)				48,416
Net buys (sales)				(53,601)
Transfer in and/or out of Level 3				-
Balance as of 3/31/2011				$-

The Fund has adopted enhanced disclosure regarding derivatives and hedging activity intended to improve financial reporting of derivative instruments by enabling investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

The Fund may employ hedging strategies. Hedging is a technique designed to reduce a potential loss to a fund as a result of certain economic or market risks, including risks related to fluctuations in interest rates, currency exchange rates between U.S. and foreign securities or between different foreign currencies, and broad or specific market movements. When pursuing these hedging strategies, the Fund will primarily engage in forward foreign currency exchange contracts. However, the Fund may also engage in the following currency transactions: currency futures contracts, currency swaps, options on currencies, or options on currency futures. In addition, the Fund may engage in other types of transactions, such as the purchase and sale of exchange-listed and OTC put and call options on securities, equity and fixed-income indices and other financial instruments; and the purchase and sale of financial and other futures contracts and options on futures contracts.

As of March 31, 2011, the Fund had the following forward currency contracts outstanding (Unaudited):

	Contracts	Settlement Date	Counterparty	Contract Amount (USD)	Value (USD)	Net Unrealized Gain (Loss) (USD)

To Sell:
	887,000 CAD	6/9/2011	Morgan Stanley	$908,532	$(913,452)	$(4,920)
Net Value of CAD Contracts				908,532	(913,452)	(4,920)

To Sell:
	4,627,000 DKK	6/9/2011	Morgan Stanley	856,027	(878,302)	(22,275)
Net Value of DKK Contracts				856,027	(878,302)	(22,275)

To Buy:
	1,042,000 EUR	6/9/2011	Morgan Stanley	(1,456,758)	1,474,647	17,889

To Sell:
	12,110,000 EUR	6/9/2011	Morgan Stanley	16,774,141	(17,138,167)	(364,026)
Net Value of EUR Contracts				15,317,383	(15,663,520)	(346,137)

To Sell:
	3,008,300 GBP	6/9/2011	Morgan Stanley	4,881,026	(4,821,225)	59,801
Net Value of GBP Contracts				4,881,026	(4,821,225)	59,801

To Buy:
	5,917,000 NOK	6/9/2011	Morgan Stanley	(1,056,268)	1,065,731	9,463

As of March 31, 2011, the Fund had the following forward currency contracts outstanding (Unaudited) (Continued):

Contracts	Settlement Date	Counterparty	Contract Amount (USD)	Value (USD)	Net Unrealized Gain (Loss) (USD)
To Sell:
	10,736,000 NOK	6/9/2011	Morgan Stanley	1,911,307	(1,933,698)	(22,391)
Net Value of NOK Contracts				855,039	(867,967)	(12,928)

To Sell:
	4,888,000 SEK	6/9/2011		768,880	(771,513)	(2,633)
Net Value of SEK Contracts				768,880	(771,513)	(2,633)

Net Value of Outstanding
Forward Currency Contracts				$23,586,887	$(23,915,979)	$(329,092)

	Currencies:
	CAD	Canadian Dollar
	DKK	Danish Krone
	EUR	Euro
	GBP	British Pound
	NOK	Norwegian Krone
	SEK	Swedish Krone

Evermore European Value Fund

SCHEDULE OF INVESTMENTS at March 31, 2011 (Unaudited)

Shares		Value
COMMON STOCKS - 71.3%
Automobiles - 1.8%
18,400	Fiat SPA (Italy)	$166,296

Broadcasting - 2.4%
7,700	ProSiebenSat.1 Media AG (Germany)	224,845

Commercial Banks - 3.0%
306,700	Lloyds Banking Group PLC (United Kingdom)*1	284,989

Communications Equipment - 5.1%
15,540	DMT SPA (Italy)*	480,462

Diversified Financial Services - 3.2%
37,122	RHJ International SA (Belgium)*	299,594

Diversified Telecommunication Services - 2.7%
18,321	VimpelCom Ltd. - ADR (Russia)1	258,693

Industrial Conglomerates - 16.5%
1,949	Bollore SA (France)1	453,369
7,900	EXOR SPA (Italy)	242,640
12,300	Justice Holdings Ltd. (United Kingdom)*	194,851
30,400	Orkla ASA (Norway)1	294,478
2,761	Siemens AG (Germany)	377,671
		1,563,009
Insurance - 3.6%
155,308	Old Mutual PLC (United Kingdom)1	338,354

Machinery - 5.5%
20,000	Fiat Industrial SPA (Italy)*	287,124
10,050	Scania AB (Sweden)	232,971
		520,095
Media - 18.3%
78,700	Constantin Medien AG (Germany)*	256,526
123,549	Promotora de Informaciones SA - ADR (Spain)*1	1,473,940
		1,730,466
Movies & Entertainment - 1.2%
16,259	Highlight Communications AG (Switzerland)*	110,049

Shipping & Logistics - 8.0%
29	A.P. Moller-Maersk A/S - Class B (Denmark)	272,166
375,000	SeaCo Ltd. (United Kingdom)*2	255,000
9,094	TNT NV (Netherlands)	233,506
		760,672
TOTAL COMMON STOCKS
(Cost $5,954,716)		6,737,524

WARRANT - 5.7%
Media - 5.7%
866,800	Promotora de Informaciones SA - Class A,	540,506
	Expiration: June, 2014, Exercise Price: $2.00 (Spain)*

TOTAL WARRANT
(Cost $325,370)		540,506

Principal Amount
CORPORATE BONDS - 8.4%
Commercial Banks - 4.1%
$200,000	LBG Capital No. 2 PLC,
	15.000%, 12/21/2019 (United Kingdom)	391,854

Hotels, Restaurants & Leisure - 0.8%
29,000	Punch Taverns Finance B,
	6.962%, 6/30/2028 (United Kingdom)	25,899
45,000	Punch Taverns Finance Notes,
	8.374%, 7/15/2029 (United Kingdom)	45,806
		71,705
Insurance - 3.5%
200,000	American International Group, Inc.
	8.625%, 5/22/2038 (United States)3	336,082

TOTAL CORPORATE BONDS
(Cost $696,187)		799,641

Contracts (100 shares per contract)
CALL OPTION PURCHASED - 0.3%
Investment Company - 0.3%
109	CBOE Volatility Index,
	Expiration: May, 2011, Exercise Price: $21.00 (United States)	24,525

TOTAL CALL OPTION PURCHASED
(Cost $34,991)		24,525

Shares
SHORT-TERM INVESTMENT - 13.9%
Money Market Fund - 13.9%
1,312,817	Invesco Liquid Assets Portfolio - Institutional Class, 0.161%4	1,312,817

TOTAL SHORT-TERM INVESTMENT
(Cost $1,312,817)		1,312,817

TOTAL INVESTMENTS IN SECURITIES - 99.6%
(Cost $8,324,081)		9,415,013
Other Assets in Excess of Liabilities - 0.4%		40,961
TOTAL NET ASSETS - 100.0%		$9,455,974

	ADR	American Depository Receipt
	*	Non-income producing security
	1	All or a portion of this security was segregated as collateral for forward currency contracts.
	2	Illiquid security represents 2.7% of total net assets as of March 31, 2011.
	3	Restricted security represents 3.5% of total net assets as of March 31, 2011.
	4	7-day yield as of March 31, 2011.

		Country	Percent of Net Assets
		Spain	21.3%
		United Kingdom	16.2%
		Italy	12.4%
		Germany	9.1%
		France	4.8%
		United States	3.8%
		Belgium	3.2%
		Norway	3.1%
		Denmark	2.9%
		Russia	2.7%
		Netherlands	2.5%
		Sweden	2.5%
		Switzerland	1.2%
		Australia#	(0.5)%
		Cash & Equivalents^	14.8%
		Total	100.0%

		#Security sold short.
		^Includes money market fund and other assets in excess of liabilities.

Evermore European Value Fund

SCHEDULE OF SECURITY SOLD SHORT at March 31, 2011 (Unaudited)

Shares			Value
500		BHP Billiton Ltd. (Australia)	$47,940

TOTAL SECURITY SOLD SHORT
(Proceeds $44,136)			$47,940

The cost basis of investments for federal income tax purposes at March 31, 2011 was as follows+:

	Cost of investments		$8,358,360
	Gross unrealized appreciation		1,337,343
	Gross unrealized depreciation		(328,630)
	Net unrealized appreciation		$1,008,713

+Because tax adjustments are calculated annually, the above table includes the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Exposure at March 31, 2011 (Unaudited)

The Evermore European Value Fund (the "Fund") has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical asset or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instruments on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2011:

	Level 1	Level 2	Level 3	Total
Common Stocks^	$6,737,524	$-	$-	$6,737,524
Warrant^	540,506	-	-	540,506
Corporate Bonds^	-	799,641	-	799,641
Call Option Purchased^	24,525	-	-	24,525
Short-Term Investment	1,312,817	-	-	1,312,817
Total Investments in Securities	$8,615,372	$799,641	$-	$9,415,013

Security Sold Short	$47,940	$-	$-	$47,940

Forward Currency Contracts
Unrealized appreciation	$-	$24,652	$-	$24,652
Unrealized depreciation	-	(105,475)	-	(105,475)
Total investments in Forward Currency Contracts	$-	$(80,823)	$-	$(80,823)

^ See schedule of investments for industry breakout.

Level 3 Reconciliation Disclosure
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Balance as of 12/31/2010
Accrued discounts/premiums				$972
Realized gain (loss)				-
Change in unrealized appreciation (depreciation)				9,078
Net purchases (sales)				(10,050)
Transfer in and/or out of Level 3				-
Balance as of 3/31/2011				$-

The Fund has adopted enhanced disclosure regarding derivatives and hedging activity intended to improve financial reporting of derivative instruments by enabling investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

The Fund may employ hedging strategies. Hedging is a technique designed to reduce a potential loss to a fund as a result of certain economic or market risks, including risks related to fluctuations in interest rates, currency exchange rates between U.S. and foreign securities or between different foreign currencies, and broad or specific market movements. When pursuing these hedging strategies, the Fund will primarily engage in forward foreign currency exchange contracts. However, the Fund may also engage in the following currency transactions: currency futures contracts, currency swaps, options on currencies, or options on currency futures. In addition, the Fund may engage in other types of transactions, such as the purchase and sale of exchange-listed and OTC put and call options on securities, equity and fixed-income indices and other financial instruments; and the purchase and sale of financial and other futures contracts and options on futures contracts.

As of March 31, 2011, the Fund had the following forward currency contracts outstanding (Unaudited):

	Contracts	Settlement Date	Counterparty	Contract Amount (USD)	Value (USD)	Net Unrealized Gain (Loss) (USD)

To Sell:
	1,529,000 DKK	6/9/2011	Morgan Stanley	$282,876	$(290,237)	$(7,361)
Net Value of DKK Contracts				282,876	(290,237)	(7,361)

To Sell:
	2,794,300 EUR	6/9/2011	Morgan Stanley	3,864,603	(3,954,515)	(89,912)
Net Value of EUR Contracts				3,864,603	(3,954,515)	(89,912)

To Buy:
	152,000 GBP	6/9/2011	Morgan Stanley	(243,489)	243,601	112

To Sell:
	908,500 GBP	6/9/2011	Morgan Stanley	1,477,258	(1,455,999)	21,259
Net Value of GBP Contracts				1,233,769	(1,212,398)	21,371

To Buy:
	2,051,000 NOK	6/9/2011	Morgan Stanley	(366,132)	369,413	3,281

To Sell:
	3,581,000 NOK	6/9/2011	Morgan Stanley	637,517	(644,986)	(7,469)
Net Value of NOK Contracts				271,385	(275,573)	(4,188)

As of March 31, 2011, the Fund had the following forward currency contracts outstanding (Unaudited) (Continued):

Contracts	Settlement Date	Counterparty	Contract Amount (USD)	Value (USD)	Net Unrealized Gain (Loss) (USD)
To Sell:
	1,361,000 SEK	6/9/2011	Morgan Stanley	214,085	(214,818)	(733)
Net Value of SEK Contracts				214,085	(214,818)	(733)

Net Value of Outstanding
Forward Currency Contracts				$5,866,718	$(5,947,541)	$(80,823)

	Currencies:
	DKK	Danish Krone
	EUR	Euro
	GBP	British Pound
	NOK	Norwegian Krone
	SEK	Swedish Krone

Item 2. Controls and Procedures.

(a)
The Registrant’s Chief Executive Officer and Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Evermore Funds Trust

By (Signature and Title) /s/ Eric LeGoff
   Eric LeGoff, Chief Executive Officer

Date  May 20, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Eric LeGoff
       Eric LeGoff, Chief Executive Officer

Date  May 20, 2011

By (Signature and Title)* /s/ Salvatore DiFranco
 Salvatore DiFranco, Chief Financial Officer

Date  May 20, 2011

* Print the name and title of each signing officer under his or her signature.